Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 160,790,000.00
Total Fee Amount	22,205.10
Total Offset Amount	0.00
Net Fee	$ 22,205.10
Offering Table N/A
Offset Table N/A	N/A